DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
The following table provides the fair value of the Company’s derivative as reflected in the Consolidated Balance Sheets (in millions):

Balance sheet classification	Fair value
	December 31, 2017	December 31, 2016
Derivative:
FCX Contingent Payments Provisions
Prepaid expenses and other current assets	$—	$6.1

The following table provides the revaluation effect of the Company’s derivative on the Consolidated Statements of Operations (in millions):

		Amount of gain (loss) recognized in income (loss)
Derivative	Classification of gain (loss) recognized in income (loss)	Year ended December 31, 2017	Year ended December 31, 2016
FCX Contingent Payments Provisions	Other - net	$(0.1)	$(0.1)